UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  11/30

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Strategic Value Fund

	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 9.5%
Automobiles 1.0%
Daimler AG (Registered Shares)	500,000	20,905,000
Diversified Consumer Services 0.9%
H&R Block, Inc.	1,100,000	19,008,000
Hotels Restaurants & Leisure 3.2%
Carnival Corp. (Units) (a)	900,000	32,364,000
McDonald's Corp. (a)	500,000	31,925,000

		64,289,000
Media 1.3%
Walt Disney Co. (a)	850,000	26,554,000
Multiline Retail 1.1%
J.C. Penney Co., Inc. (a)	800,000	22,064,000
Specialty Retail 0.9%
Abercrombie & Fitch Co. "A" (a)	500,000	18,210,000
Textiles, Apparel & Luxury Goods 1.1%
VF Corp.	300,000	23,214,000
Consumer Staples 10.4%
Beverages 3.0%
PepsiCo, Inc. (a)	1,000,000	62,470,000
Food & Staples Retailing 1.1%
CVS Caremark Corp.	650,000	21,937,500
Food Products 1.2%
Kraft Foods, Inc. "A" (a)	850,000	24,165,500
Tobacco 5.1%
Altria Group, Inc.	3,000,000	60,360,000
Philip Morris International, Inc.	900,000	44,082,000

		104,442,000
Energy 11.9%
Energy Equipment & Services 3.0%
Halliburton Co. (a)	800,000	24,120,000
Transocean Ltd.*	450,000	35,919,000

		60,039,000
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp. (a)	500,000	35,065,000
Apache Corp.	400,000	41,456,000
Chevron Corp.	550,000	39,765,000
ConocoPhillips	800,000	38,400,000
Marathon Oil Corp.	500,000	14,475,000
XTO Energy, Inc.	300,000	13,710,000

		182,871,000
Financials 15.3%
Capital Markets 2.2%
State Street Corp.	550,000	24,700,500
The Goldman Sachs Group, Inc. (a)	130,000	20,325,500

		45,026,000
Commercial Banks 1.3%
Wells Fargo & Co. (a)	1,000,000	27,340,000
Diversified Financial Services 7.4%
Bank of America Corp.	4,300,000	71,638,000
Citigroup, Inc.*	4,000,000	13,600,000
JPMorgan Chase & Co.	1,600,000	67,152,000

		152,390,000
Insurance 4.2%
Allstate Corp.	700,000	21,875,000
Hartford Financial Services Group, Inc.	500,000	12,185,000
Lincoln National Corp.	700,000	17,626,000
The Travelers Companies, Inc. (a)	650,000	34,183,500

		85,869,500
Thrifts & Mortgage Finance 0.2%
Washington Mutual, Inc.*	12,654,430	3,353,424
Health Care 14.9%
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	350,000	19,925,500
Health Care Providers & Services 4.1%
Aetna, Inc.	1,400,000	41,986,000
UnitedHealth Group, Inc.	1,270,000	43,002,200

		84,988,200
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.*	250,000	12,192,500
Pharmaceuticals 9.2%
Abbott Laboratories	500,000	27,140,000
Merck & Co., Inc.	1,100,000	40,568,000
Mylan, Inc.* (a)	1,500,000	32,010,000
Novartis AG (ADR)* (a)	750,000	41,490,000
Pfizer, Inc.	2,700,000	47,385,000

		188,593,000
Industrials 11.9%
Aerospace & Defense 6.4%
Honeywell International, Inc. (a)	1,500,000	60,240,000
ITT Corp. (a)	500,000	25,615,000
United Technologies Corp. (a)	650,000	44,622,500

		130,477,500
Construction & Engineering 2.1%
Fluor Corp. (a)	500,000	21,400,000
URS Corp.* (a)	450,000	20,925,000

		42,325,000
Industrial Conglomerates 1.0%
Tyco International Ltd. (a)	600,000	21,636,000
Machinery 2.4%
Deere & Co.	650,000	37,245,000
Dover Corp. (a)	250,000	11,315,000

		48,560,000
Information Technology 15.6%
Communications Equipment 1.9%
Cisco Systems, Inc.* (a)	850,000	20,680,500
QUALCOMM, Inc.	500,000	18,345,000

		39,025,500
Computers & Peripherals 7.4%
Dell, Inc.* (a)	1,450,000	19,183,500
Hewlett-Packard Co.	1,350,000	68,566,500
International Business Machines Corp.	350,000	44,506,000
Lexmark International, Inc. "A"*	600,000	20,226,000

		152,482,000
IT Services 1.4%
Accenture PLC "A"	700,000	27,979,000
Software 4.9%
CA, Inc.	900,000	20,250,000
Microsoft Corp. (a)	1,400,000	40,124,000
Oracle Corp. (a)	850,000	20,952,500
Symantec Corp.* (a)	1,150,000	19,032,500

		100,359,000
Materials 2.5%
Metals & Mining
BHP Billiton Ltd. (ADR) (a)	700,000	51,331,000
Telecommunication Services 6.5%
Diversified Telecommunication Services 4.9%
AT&T, Inc. (a)	1,600,000	39,696,000
CenturyTel, Inc.	600,000	20,562,000
Verizon Communications, Inc. (a)	1,400,000	40,502,000

		100,760,000
Wireless Telecommunication Services 1.6%
Vodafone Group PLC (ADR) (a)	1,500,000	32,655,000
Utilities 0.8%
Electric Utilities
Exelon Corp.	400,000	17,320,000

Total Common Stocks (Cost $1,891,217,041)		2,034,757,124
Securities Lending Collateral 27.4%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $562,222,665)	562,222,665	562,222,665
Cash Equivalents 0.8%
Central Cash Management Fund, 0.21% (b) (Cost $16,261,717)	16,261,717	16,261,717

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $2,469,701,423) †	127.5	2,613,241,506
Other Assets and Liabilities, Net (a)	(27.5)	(564,167,234)

Net Assets	100.0	2,049,074,272

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,487,635,575.  At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $125,605,931.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $394,272,497 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $268,666,566.

(a)
All or a portion of these securities were on loan amounting to $548,780,992. In addition, included in other assets and liabilities, net is a pending sale, amounting to $1,584,100, that is also on loan. The value of all securities loaned at February 28, 2010 amounted to $550,365,092 which is 26.9% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$2,034,757,124	$—	$—	$2,034,757,124
Short-Term Investments(d)	578,484,382	—	—	578,484,382
Total	$2,613,241,506	$—	$—	$2,613,241,506

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010